Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Payables

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Payables to contractors and equipment suppliers	1,145,359	1,816,555
Salaries and bonuses payable	788,720	829,762
Employees’ compensation payable	332,080	673,387
Directors’ remuneration payable	16,604	25,690
Pension payable	15,159	16,600
Interest payable	1,958	3,277
Other expense payable	949,523	1,013,168

	3,249,403	4,378,439